Highland Opportunistic Credit Fund
Highland Opportunistic Credit Fund Class/Ticker
Investment Objective
The investment objective of Highland Opportunistic Credit Fund is to seek to achieve high total returns while attempting to minimize losses.
Fees and Expenses for Class A, Class C and Class Z Shares
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in the “Reduced Class A Sales Charges for Larger Investments” section on page 32 of the Fund’s Prospectus and in “Programs for Reducing or Eliminating Sales Charges” beginning on page 48 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Highland Opportunistic Credit Fund	Class A	Class C		Class Z
Maximum Sales Charge Imposed on Purchases (as % of offering price)	3.50%	none		none
Maximum Sales Charge Imposed on Reinvested Dividends and other Distributions (as % of offering price)	none	none		none
Maximum Contingent Deferred Sales Charge (as % of the net asset value at the time of purchase or redemption, whichever is lower)	none	1.00%	[1]	none
Exchange Fee	none	none		none
Redemption Fee	none	none		none
[1]	The contingent deferred sales charge (CDSC) on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first year of purchase. There is no CDSC on Class C Shares thereafter.

Annual Fund Operating Expenses (expenses that you pay each year as % of the value of your investment)
Annual Fund Operating Expenses Highland Opportunistic Credit Fund		Class A	Class C	Class Z
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.35%	0.85%	none
Other Expenses	[1]	0.71%	0.71%	0.71%
Total Annual Fund Operating Expenses		2.06%	2.56%	1.71%
Expense Reimbursement	[2]	(0.81%)	(0.81%)	(0.81%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.25%	1.75%	0.90%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year. These amounts have been adjusted as necessary from amounts incurred during the Predecessor Fund's (as defined below) most recent fiscal year to reflect current fees and expenses.
[2]	Highland Capital Management Fund Advisors, L.P. (the "Adviser" or "HCMFA") has contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the Investment Company Act of 1940, as amended, taxes, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to 0.90% of average daily net assets of the fund (the "Expense Cap"). The Expense Cap will continue through at least October 31, 2015, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees. Highland Funds I (the "Trust"), on behalf of the Fund, has contractually agreed to pay the Adviser all amounts previously paid, waived or reimbursed by the Adviser with respect to the Fund pursuant to the Expense Cap, provided that the amount of such additional payment in any year, together with all other expenses of the Fund, in the aggregate, would not cause the Fund's total annual operating expenses in any such year to exceed the amount of the Expense Cap, and provided further that no additional payments by the Trust will be made with respect to amounts paid, waived or reimbursed by the Adviser more than 36 months after the date the Fund accrues a liability with respect to such amounts paid, waived or reimbursed by the Adviser. The Adviser may not recoup any amounts previously paid, waived or reimbursed under the Expense Cap before payment of the Fund's operating expenses for the year in which the Adviser intends to recoup such amounts.

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year, and (iii) operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Highland Opportunistic Credit Fund (USD $)	1 Year		3 Years	5 Years	10 Years
Class A	473	[1]	897	1,347	2,593
Class C	278	[1]	720	1,289	2,836
Class Z	92	[1]	460	852	1,952
[1]	After reimbursement.

Expense Example, No Redemption (USD $)	1 Year		3 Years	5 Years	10 Years
Highland Opportunistic Credit Fund Class C	178	[1]	720	1,289	2,836
[1]	After reimbursement.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During its fiscal year ended December 31, 2013, the predecessor to the Fund, Highland Special Situations Fund, a Delaware statutory trust and closed-end fund (the “Predecessor Fund”), had a portfolio turnover rate of 0% of the average value of its portfolio. The Fund will have a higher portfolio turnover rate.
Principal Investment Strategies
The Fund invests, under normal market conditions, at least 80% of the value of its total assets (net assets plus any borrowings for investment purposes) in credit instruments. Credit instruments include secured and unsecured floating and fixed rate loans; bonds and other debt obligations; debt obligations of stressed, distressed and bankrupt issuers; structured products, including but not limited to, mortgage-backed and other asset-backed securities and collateralized debt obligations, convertible bonds or preferred stock, and master limited partnerships (“MLPs”). In making these investments, the Adviser will seek to purchase instruments that the Adviser believes are undervalued or are generally out of favor with investors and have the potential to grow intrinsic value per share. For purposes of satisfying the 80% requirement, the fund may invest in derivative instruments that have economic characteristics similar to such credit instruments. The Fund’s investment strategy utilizes analytical models to evaluate the assets of various companies in an attempt to isolate those assets with the greatest potential for capital appreciation. The Adviser intends to follow a flexible approach in order to place the Fund in the best position to capitalize on opportunities in the financial markets. Subject only to this general guideline, the Adviser has broad discretion to allocate the Fund’s assets among these instruments and to change allocations as conditions warrant. The Fund may invest without limitation in securities of U.S. issuers and in securities of non-U.S. issuers, including investments in the securities of so-called emerging or developing market issuers. Such investment may be denominated in U.S. dollars, non-U.S. currencies or multinational currency units. The Fund may invest in securities issued by other investment companies, including exchange-traded funds (“ETFs”).

Within the categories of obligations and securities in which the Fund invests, the Adviser employs various trading strategies, including capital structure arbitrage. Capital structure arbitrage is a strategy in which the Fund seeks opportunities created by mispricing in different markets of various instruments issued by one corporation. The Fund may use derivatives for investment gain, or speculative, purposes. There is no limitation on the amount of securities rated below investment grade (Ba/BB or lower), which are commonly referred to as “junk securities,” that the Fund may purchase. Junk securities are subject to greater risk of loss of principal and interest and may be less liquid than investment grade securities. There can be no assurance that the Fund’s investment objectives will be achieved.

The Fund’s Board of Trustees may change any of the foregoing investment policies, including its investment objective, without shareholder approval, upon at least 60 days’ prior written notice to shareholders of any change.

The Fund may borrow an amount up to 33 1/3% (or such other percentage permitted by law) of its total assets (including the amount borrowed) less all liabilities other than borrowings. The Fund may borrow for investment purposes, to meet redemption requests, and for temporary, extraordinary or emergency purposes. The use of leverage for investment purposes increases both investment opportunity and investment risk.

As part of its investment program, the Fund may invest, from time to time, in debt or synthetic instruments that are sold in direct placement transactions between their issuers and their purchasers and that are neither listed on an exchange, nor traded over the counter. The Fund may also receive equity or equity-related securities from time to time in connection with a workout transaction. Such equity-related securities may be unregistered and/or restricted.

The Fund may employ currency hedges (either in the forward or options markets) in certain circumstances to reduce currency risk on investments in assets denominated in foreign currencies. The Adviser also anticipates employing leverage in managing the Fund’s assets and the Fund may invest in the securities of companies whose capital structures are highly leveraged.

From time to time, the Fund may also invest some of the Fund’s assets in short-term U.S. Government obligations, certificates of deposit, commercial paper and other money market instruments, including repurchase agreements with respect to such obligations, to enable the Fund to make investments quickly and to serve as collateral with respect to certain of its investments. A greater percentage of Fund assets may be invested in such obligations if the Adviser believes that a defensive position is appropriate because of expected economic or business conditions or the outlook for security prices. From time to time, cash positions may be placed in one or more money-market funds or cash and cash equivalents may be used as defensive instruments. When following a defensive strategy, the Fund will be less likely to achieve its investment objective.

The Fund is non-diversified fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), but it will adhere to the diversification requirements under the Internal Revenue Code of 1986 (the “Code”). The Fund is not intended to be a complete investment program. Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or particular issuers than a diversified fund could. A non-diversified fund’s investment in fewer issuers may result in the fund’s shares being more sensitive to the economic results of those issuers.
Principal Risks
When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors.

It is possible to lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Asset-Backed Securities Risk. Investing in asset-backed securities includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities.

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Credit Risk. The issuers of certain securities or the counterparties of a derivatives contract or repurchase contract might be unable or unwilling (or perceived as being unable or unwilling) to make interest and/or principal payments when due, or to otherwise honor its obligations. Debt securities are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the obligation experiencing non-payment and a potential decrease in the Net Asset Value (“NAV”) of the Fund.

Currency Risk. Fluctuations in exchange rates will adversely affect the value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

Debt Securities Risk. The value of debt securities typically changes in response to various factors, including, by way of example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. During periods of rising interest rates, debt securities generally decline in value. Conversely, during periods of falling interest rates, debt securities generally rise in value. This kind of market risk is generally greater for funds investing in debt securities with longer maturities.

Derivatives Risk. Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument may not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) derivative contracts, including options, may expire worthless and the use of derivatives may result in losses to the Fund, (3) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, (4) derivatives not traded on an exchange may be subject to credit risk, for example, if the counterparty does not meet its obligations (see also “Counterparty Risk”), and (5) derivatives not traded on an exchange may be subject to liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. In addition, changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

Distressed and Defaulted Securities Risk. The Fund will invest significantly in the securities of financially distressed and bankrupt issuers, including debt obligations that are in covenant or payment default. Such investments generally trade significantly below par and are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically such workout or bankruptcy proceedings result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative.

Emerging and Developing Markets Risk. Investing in securities of issuers tied economically to emerging or developing markets entails all of the risks of investing in securities of non-U.S. issuers detailed below under “Non-U.S. Securities Risk” to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the markets for such securities and a lower volume of trading, resulting in lack of liquidity and in price volatility; (iii) greater fluctuations in currency exchange rates; and (iv) certain national policies that may restrict the Fund’s investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interests.

ETF Risk. The price movement of an ETF may not exactly track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

Fixed Income Market Risk. Fixed income markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity. During those periods, the Fund may experience increased levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices. Fixed income securities may be difficult to value during such periods.

Focused Investment Risk. The Fund’s investments in senior loans (“Senior Loans”) arranged through private negotiations between a borrower (“Borrower”) and several financial institutions may expose the Fund to risks associated with the financial services industry. The financial services industry is subject to extensive government regulation, which can limit both the amounts and types of loans and other financial commitments financial services companies can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Because financial services companies are highly dependent on short-term interest rates, they can be adversely affected by downturns in the U.S. and foreign economies or changes in banking regulations. Losses resulting from financial difficulties of borrowers can negatively affect financial services companies. The financial services industry is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. This change may make it more difficult for the Adviser to analyze investments in this industry. Additionally, the recently increased volatility in the financial markets and implementation of the recent financial reform legislation may affect the financial services industry as a whole in ways that may be difficult to predict.

Hedging Risk. Although intended to limit or reduce investment risk, hedging strategies may also limit or reduce the potential for profit. There is no assurance that hedging strategies will be successful.

High Yield Debt Securities Risk. Below investment grade securities or unrated securities of similar credit quality (commonly known as “high yield securities” or “junk bonds”) are more likely to default than higher rated securities. The Fund’s ability to invest in high-yield debt securities generally subjects the Fund to greater risk than securities with higher ratings. These securities are considered to be speculative and their market value is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Illiquid Securities Risk. The Adviser may not be able to sell illiquid or restricted securities at the price it would like or may have to sell them at a loss. Securities of non-U.S. issuers and emerging or developing markets securities in particular, are subject to greater liquidity risk.

Interest Rate Risk. When interest rates decline, the value of fixed rate securities already held by the Fund can be expected to rise. Conversely, when interest rates rise, the value of existing fixed rate portfolio securities can be expected to decline. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Leverage Risk. The Fund is authorized to borrow in an amount up to 33 1/3% of its total assets (including the amount borrowed). The use of leverage for investment purposes creates opportunities for greater total returns, but at the same time involves risks. Any investment income or gains earned with respect to the amounts borrowed that are in excess of the interest that is due on the borrowing will augment the Fund’s income. Conversely, if the investment performance with respect to the amounts borrowed fails to cover the interest on such borrowings, the value of the Fund’s shares may decrease more quickly than would otherwise be the case. Interest payments and fees incurred in connection with such borrowings will reduce the amount of net income available for payment to Fund shareholders.

Limited Information Risk. The types of Senior Loans in which the Fund will invest historically may not have been rated by a nationally recognized statistical rating organization (“NRSRO”), have not been registered with the SEC or any state securities commission, and have not been listed on any national securities exchange. Although the Fund will generally have access to financial and other information made available to the lenders (the “Lenders”) in connection with Senior Loans, the amount of public information available with respect to Senior Loans will generally be less extensive than that available for rated, registered or exchange-listed securities. As a result, the performance of the Fund and its ability to meet its investment objective is more dependent on the analytical ability of the Adviser than would be the case for an investment company that invests primarily in rated, registered or exchange-listed securities.

Management Risk. The Fund relies on the Adviser’s ability to achieve its investment objective. The Adviser may be incorrect in its assessment of the intrinsic value of companies whose securities the Fund holds, which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The Fund’s portfolio managers use qualitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio managers to implement strategies.

Mortgage-Backed Securities Risk. Investing in mortgage-backed securities includes interest rate risk, liquidity risk and credit risk, which may be heightened in connection with investments in loans to “subprime” borrowers. Certain mortgage-backed securities are also subject to prepayment risk. Mortgage-backed securities, because they are backed by mortgage loans, are also subject to risks related to real estate, and securities backed by private-issued mortgages may experience higher rates of default on the underlying mortgages than securities backed by government-issued mortgages. The Fund could lose money if there are defaults on the mortgage loans underlying these securities.

Non-Diversification Risk. As a non-diversified fund for the purposes of the 1940 Act, the Fund may invest a larger portion of its assets in the securities of fewer issuers than a diversified fund. The Fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers. An investment in the Fund could fluctuate in value more than an investment in a diversified fund.

Non-Payment Risk. Debt securities are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the obligation experiencing non-payment and a potential decrease in the NAV of the Fund.

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers involve certain risks not involved in domestic investments (for example, fluctuations in foreign exchange rates (for non-U.S. securities not denominated in U.S. dollars); future foreign economic, financial, political and social developments; nationalization; exploration or confiscatory taxation; smaller markets; different trading and settlement practices; less governmental supervision; and different accounting, auditing and financial recordkeeping standards and requirements) that may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These risks are magnified for investments in issuers tied economically to emerging markets, the economies of which tend to be more volatile than the economies of developed markets. In addition, certain investments in non-U.S. securities may be subject to foreign withholding taxes on interest, dividends, capital gains or other income. Those taxes will reduce the Fund’s yield on any such securities. See the “Taxation” section below.

Ongoing Monitoring Risk. On behalf of the several Lenders, the agent (the “Agent”) generally will be required to administer and manage the Senior Loans and, with respect to collateralized Senior Loans, to service or monitor the collateral. Financial difficulties of Agents can pose a risk to the Fund. Unless, under the terms of the loan, the Fund has direct recourse against the Borrower, the Fund may have to rely on the Agent or other financial intermediary to apply appropriate credit remedies against a Borrower.

Portfolio Turnover Risk. High portfolio turnover will increase the Fund’s transaction costs and may result in increased realization of net short-term capital gains (which are taxable to shareholders as ordinary income when distributed to them), higher taxable distributions and lower after-tax performance.

Prepayment Risk. During periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates. This may adversely affect the NAV of the Fund’s shares.

Regulatory Risk. To the extent that legislation or state or federal regulators impose additional requirements or restrictions with respect to the ability of the fund to invest in the assets of distressed companies, the availability of distressed company interests for investment by the Fund may be adversely affected.

Restricted Securities Risk. The Adviser may not be able to sell restricted securities, such as securities issued pursuant to Rule 144A of the Securities Act of 1933, at the price it would like or may have to sell them at a loss.

Risk of Substantial Redemptions. If substantial numbers of shares in the Fund were to be redeemed at the same time or at approximately the same time, the Fund might be required to liquidate a significant portion of its investment portfolio quickly to meet the redemptions. The Fund might be forced to sell portfolio securities at prices or at times when it would otherwise not have sold them.

Securities Lending Risk. The fund may make secured loans of its portfolio securities. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the Fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned, losses in the investment of collateral, and loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Securities Market Risk. The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously. Many factors can affect this value and you may lose money by investing in the Fund.

Senior Loans Risk. The risks associated with Senior Loans are similar to the risks of below investment grade securities. Senior Loans and other debt securities are also subject to the risk of price declines and to increases in prevailing interest rates. The Fund’s investments in Senior Loans are typically below investment grade and are considered speculative because of the credit risk of their issuers. The secondary market for loans is generally less liquid than the market for higher grade debt. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a loan, and could adversely affect the NAV of the Fund’s shares. The volume and frequency of secondary market trading in such loans varies significantly over time and among loans.

Undervalued Stocks Risk. An undervalued stock may decrease in price or may not increase in price as anticipated by the Adviser if other investors fail to recognize the company’s value or the factors that the Adviser believes will cause the stock price to increase do not occur.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.
Performance
The following performance information provides an indication of the risk of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. The Fund’s past performance, of course, does not necessarily indicate how the Fund will perform in the future.

The performance information shown for the Fund’s Class Z shares is that of the Predecessor Fund, which was reorganized into the Fund on July 1, 2014, and was managed by the Adviser with the same investment objective and substantially similar investment strategies as the Fund. The Predecessor Fund was a closed-end fund (with net assets ranging from approximately $800,000 to $80 million) whose shares were privately offered; as a result of the Fund being continuously offered as a publicly-offered, open-end fund, the Fund may be managed differently and may incur certain additional expenses. Additionally, the Predecessor Fund’s portfolio turnover rate was historically very low. The Fund’s higher portfolio turnover rate will result in increased transaction costs. From 2011 to 2014, the Predecessor Fund held fewer than 10 portfolio investments; the Fund expects to invest in more than 10 investments, however the Fund’s actual number of holdings will vary based on market conditions and may be significantly more than 10. The performance information also reflects the impact of the Predecessor Fund’s previous contractual expense limitation during 2013. If the Predecessor Fund’s investment manager had not agreed to limit expenses, returns would have been lower. Class A and Class C shares would have similar annual returns as Class Z shares because all three classes are invested in the same portfolio of securities. However, because Class A and Class C shares are subject to different expenses than Class Z shares, Class A and Class C share performance would vary to that extent. Updated information on the Fund’s performance can be obtained by visiting https://www.highlandfunds.com or by calling 1-877-665-1287.
Annual Total Return (Class Z) (As of December 31)

Year-to-date total return through March 31, 2014 was 5.64%

The highest calendar quarter total return was 19.1% for the quarter ended December 31, 2012 and the lowest calendar quarter total return was (40.08)% for the quarter ended December 31, 2008.
Average Annual Total Returns (For the period ended December 31, 2013)
Average Annual Total Returns Highland Opportunistic Credit Fund		1 Year	5 Year	Since Inception		Inception Date
Class Z		34.52%	23.96%	10.61%	[1]	May 18, 2005
Class Z Return After Taxes on Distributions		34.52%	17.32%	5.75%	[1]	May 18, 2005
Class Z Return After Taxes on Distributions and Redemptions		19.54%	15.99%	6.10%	[1]	May 18, 2005
HFRX Fixed Income – Corporate Index (reflects no deduction for fees, expenses or taxes)	[2]	6.58%	10.20%	4.93%	[1]	May 01, 2005
Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	[2]	6.15%	5.76%	4.99%	[1]	May 01, 2005
[1]	The Predecessor Fund commenced operations on May 18, 2005.
[2]	The since inception return for the indices is as of May 1, 2005.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. For example, after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Z shares only, and after-tax returns for Class A, Class C and Class Z will vary.